Related Party Transactions and Balances (Tables)	12 Months Ended
Mar. 31, 2022
Related Party Transactions [Abstract]
Schedule of transactions with the major related parties
The Group had the following transactions with the major related parties:

	For the year ended March 31,
	2020	2021	2022
	RMB	RMB	RMB
Revenues:
Marketing services to Tencent Group	12	—	—
Technology services to JM Weshop	99	—	—

Total	111	—	—

Cost of revenue:
Cloud technology services from Tencent Group	74,377	35,403	24,915
Payment processing fees to Tencent Group	18,214	10,354	6,898

Total	92,591	45,757	31,813

Schedule of balances with the major related parties	The Group had the following balances with the major related parties:

	As of March 31,
	2021	2022
	RMB	RMB
Due from Tencent Group	6,061	640

Due to Tencent Group	(6,234)	(4,694)